UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE CORE FUND

FORM N-Q

SEPTEMBER 30, 2016

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited)	September 30, 2016

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 46.9%
AQR Funds - AQR Managed Futures Strategy HV Fund, Class I Shares	945,431	$9,983,747	(a)
iShares Trust - iShares U.S. Preferred Stock ETF	123,100	4,862,451
John Hancock Funds II - John Hancock Absolute Return Currency Fund, Class R6 Shares	2,134,293	20,041,015	*
Legg Mason Partners Institutional Trust - Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares	12,515,753	12,515,753	(b)
Matthews India Fund, Institutional Class Shares	370,640	10,455,757
Matthews Japan Fund, Institutional Class Shares	765,430	15,997,489	*
Pershing Square Holdings, Ltd.	354,766	4,966,724	*
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	32,700	4,421,694
RMB Mendon Financial Long/Short Fund	457,364	7,368,131
RMB Mendon Financial Services Fund	242,370	8,194,544
SPDR Gold Trust - SPDR Gold Shares	99,808	12,539,877	*
SPDR Series Trust - SPDR S&P Regional Banking ETF	183,200	7,743,864
VanEck Vectors Junior Gold Miners ETF	23,600	1,045,244

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $114,795,635)		120,136,290

SECURITY
COMMON STOCKS - 18.0%
FINANCIALS - 13.8%
Insurance - 2.9%
Third Point Reinsurance Ltd.	608,000	7,296,000	*

Mortgage Real Estate Investment (REITs) - 10.9%
AG Mortgage Investment Trust Inc.	167,900	2,644,425
Apollo Commercial Real Estate Finance Inc.	151,400	2,478,418
Blackstone Mortgage Trust Inc., Class A Shares	86,700	2,553,315
Chimera Investment Corp.	156,375	2,494,181
Colony Capital Inc., Class A Shares	155,000	2,825,650
MFA Financial Inc.	342,400	2,561,152
New Residential Investment Corp.	176,600	2,438,846
Pennymac Mortgage Investment Trust	166,700	2,597,186
Redwood Trust Inc.	173,200	2,452,512
Starwood Property Trust Inc.	115,629	2,603,965
Two Harbors Investment Corp.	272,433	2,323,854

Total Mortgage Real Estate Investment (REITs)		27,973,504

TOTAL FINANCIALS		35,269,504

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Homes 4 Rent, Class A Shares	167,204	3,618,294
Colony Starwood Homes	124,200	3,564,540
Silver Bay Realty Trust Corp.	202,400	3,548,072

TOTAL REAL ESTATE		10,730,906

TOTAL COMMON STOCKS (Cost - $42,726,756)		46,000,410

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
SPDR S&P 500 ETF Trust, Put @ $215.00 (Cost - $158,020)		10/21/16	500	$93,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,680,411)				166,230,200

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 31.0%
Repurchase Agreements - 31.0%
State Street Bank & Trust Co. repurchase agreement dated 9/30/16; Proceeds at maturity - $79,511,066; (Fully collateralized by U.S. Treasury Notes, 1.000% due 5/15/18; Market Value - $81,106,124) (Cost - $79,511,000)	0.010%	10/3/16	$79,511,000	$79,511,000

TOTAL INVESTMENTS - 95.9% (Cost - $237,191,411#)				245,741,200
Other Assets in Excess of Liabilities - 4.1%				10,546,389

TOTAL NET ASSETS - 100.0%				$256,287,589

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

SECURITY	SHARES/UNITS	VALUE
SECURITIES SOLD SHORT‡ - (19.9)%
Investments in Underlying Funds - (19.9)%
iShares China Large-Cap ETF	(140,000)	$(5,321,400)
iShares MSCI Hong Kong Index Fund	(236,000)	(5,194,360)
iShares MSCI Singapore ETF	(452,000)	(4,908,720)
iShares MSCI South Korea Capped ETF	(90,400)	(5,254,952)
iShares MSCI Taiwan Index Fund	(329,000)	(5,165,300)
iShares Russell 2000 ETF	(82,000)	(10,185,220)
The Select Sector SPDR Trust - The Utilities Select Sector SPDR Fund	(303,900)	(14,888,061)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(48,123,494))		(50,918,013)

‡	Percentages indicated are based on net assets.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Core Fund (formerly Permal Alternative Core Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds,” which pursues its investment objective by investing primarily in other investment companies, including mutual funds, closed-end funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”).

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or master limited partnerships (“MLPs”), through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs and closed-end funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a fund investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$110,152,543	$9,983,747	—	$120,136,290
Common Stocks	46,000,410	—	—	46,000,410
Purchased Options	93,500	—	—	93,500

Total Long-Term Investments	$156,246,453	$9,983,747	—	$166,230,200

Short-Term Investments†	—	79,511,000	—	79,511,000

Total Investments	$156,246,453	$89,494,747	—	$245,741,200

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†	$50,918,013	—	—	$50,918,013
Forward Foreign Currency Contracts	—	$134,628	—	134,628

Total	$50,918,013	$134,628	—	$51,052,641

†	See Consolidated Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,793,277
Gross unrealized depreciation	(1,243,488)

Net unrealized appreciation	$8,549,789

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	14,708,781	JPY	1,500,000,000	UBS AG	12/21/16	$(134,628)

Total						$(134,628)

Abbreviations used in this table:

USD	— United States Dollar
JPY	— Japanese Yen

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended September 30, 2016.

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at September 30, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares	$10,944,471	$3,200,614	3,200,614	$1,629,332	1,629,332	$15,355	—	—	$12,515,753	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 21, 2016